Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 3,575,748	$ 3,967,114
Deferred Tax Assets, Valuation Allowance	4,163,638	4,164,591
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.34%	0.34%
California [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	10,500,000
Federal Net Operating Loss Caryforwards [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 10,500,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss CarryForwards Expiration Period	2029
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss CarryForwards Expiration Period	2033